COMMITMENTS AND CONTINGENCIES - Additional Information (Details)					12 Months Ended
	Sep. 10, 2023 USD ($)	Sep. 10, 2023 CNY (¥)	Sep. 08, 2023 USD ($)	Sep. 08, 2023 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 17, 2023 USD ($)	Jul. 17, 2023 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Percentage of real estate agent income					90.34%	89.71%	28.55%
Amount receivable from breach of contract								$ 101,692	¥ 722,000
Amount agreed to pay by other party			$ 63,381	¥ 450,000
Expenses claimed from other party			1,397	9,919
Waiver of remaining balance			$ 38,310	¥ 272,000
Amount received from other Party	$ 64,778	¥ 459,919